Acruence Active Hedge U.S. Equity ETF
Consolidated Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 87.5%		Shares	Value
Apparel - 1.8%
Deckers Outdoor Corp.(a)		787	$526,054

Banks - 10.0%
Goldman Sachs Group, Inc.		1,451	559,752
KeyCorp		27,212	391,853
PNC Financial Services Group, Inc.		6,272	971,219
Truist Financial Corp.		9,807	362,074
US Bancorp		15,095	653,312
			2,938,210

Building Materials - 1.9%
Builders FirstSource, Inc.(a)		3,382	564,591

Chemicals - 5.6%
International Flavors & Fragrances, Inc.		16,442	1,331,309
LyondellBasell Industries NV - Class A		3,379	321,275
			1,652,584

Commercial Services - 5.7%
Gartner, Inc.(a)		1,250	563,887
Quanta Services, Inc.		2,587	558,275
S&P Global, Inc.		1,275	561,663
			1,683,825

Computers - 2.7%
International Business Machines Corp.		4,925	805,484

Diversified Financial Services - 2.9%
Cboe Global Markets, Inc.		2,656	474,255
Franklin Resources, Inc.		12,239	364,600
			838,855

Electric - 5.5%
Duke Energy Corp.		3,899	378,359
Sempra		5,982	447,035
Southern Co.		5,369	376,474
Vistra Corp.		10,688	411,702
			1,613,570

Electronics - 1.9%
Amphenol Corp. - Class A		5,573	552,451

Food - 1.5%
Tyson Foods, Inc. - Class A		7,925	425,969

Home Builders - 1.5%
PulteGroup, Inc.		4,387	452,826

Insurance - 11.3%
American International Group, Inc.		5,460	369,915
Erie Indemnity Co. - Class A		1,695	567,689
Fidelity National Financial, Inc.		13,673	697,597
Lincoln National Corp.		15,529	418,817
Prudential Financial, Inc.		7,842	813,295
RLI Corp.		3,348	445,686
			3,312,999

Internet - 5.8%
Meta Platforms, Inc. - Class A(a)		1,645	582,263
Netflix, Inc.(a)		1,162	565,755
Palo Alto Networks, Inc.(a)		1,829	539,336
			1,687,354

Leisure Time - 1.5%
Royal Caribbean Cruises Ltd.(a)		3,321	430,037

Machinery - Construction & Mining - 3.8%
Caterpillar, Inc.		1,916	566,504
Vertiv Holdings Co. - Class A		11,703	562,095
			1,128,599

Oil & Gas - 4.4%
Exxon Mobil Corp.		12,854	1,285,143

Pharmaceuticals - 2.3%
Cardinal Health, Inc.		3,407	343,425
Eli Lilly & Co.		566	329,933
			673,358

Pipelines - 2.5%
Enterprise Products Partners LP		27,262	718,354

Retail - 4.7%
Costco Wholesale Corp.		557	367,665
Dillard's, Inc. - Class A		1,138	459,354
Williams-Sonoma, Inc.		2,692	543,191
			1,370,210

Semiconductors - 3.3%
Broadcom, Inc.		496	553,660
NVIDIA Corp.		836	414,004
			967,664

Software - 6.9%
Adobe, Inc.(a)		613	365,716
Fair Isaac Corp.(a)		479	557,561
Roper Technologies, Inc.		643	350,544
Salesforce, Inc.(a)		1,464	385,237
Synopsys, Inc.(a)		685	352,713
			2,011,771
TOTAL COMMON STOCKS (Cost $24,487,867)			25,639,908

REAL ESTATE INVESTMENT TRUSTS - 3.6%
Digital Realty Trust, Inc.		4,419	594,709
Essex Property Trust, Inc.		1,828	453,234

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $980,546)			1,047,943

OPTIONS PURCHASED - 0.0%(c)(d)(e)	Notional Amount	Contracts
Call Options - 0.0%(e)			$–
CBOE Volatility Index, Expiration: 01/17/2024; Exercise Price: $39.00 (f)	2,677,675	1,925	11,550

Put Options - 0.0%(e)			$–
S&P 500 Index, Expiration: 01/19/2024; Exercise Price: $4,185.00 (f)	25,280,099	53	6,625
TOTAL OPTIONS PURCHASED (Cost $45,212)			18,175

SHORT-TERM INVESTMENTS - 1.4%		Shares
Money Market Funds - 1.4%
First American Government Obligations Fund - Class X, 5.28%(b)(g)		420,258	420,258
TOTAL SHORT-TERM INVESTMENTS (Cost $420,258)			420,258

TOTAL INVESTMENTS - 92.5% (Cost $25,933,883)			$27,126,284
Other Assets in Excess of Liabilities - 7.5%			2,187,116
TOTAL NET ASSETS - 100.0%			$29,313,400

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Represents less than 0.05% of net assets.
(f)	The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.
(g)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Acruence Active Hedge U.S. Equity ETF
Consolidated Schedule of Options Written
as of December 31, 2023 (Unaudited)

OPTIONS WRITTEN - 0.0% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 0.0% (b)
Gartner, Inc., Expiration: 01/19/2024; Exercise Price: $470.00 (d)	$(541,332)	(12)	$(1,800)
Netflix, Inc., Expiration: 01/05/2024; Exercise Price: $502.50 (d)	(535,568)	(11)	(1,463)
Synopsys, Inc., Expiration: 01/19/2024; Exercise Price: $550.00 (d)	(308,946)	(6)	(1,284)
Total Call Options			(4,547)

Put Options - 0.0% (b)
S&P 500 Index, Expiration: 01/19/2024; Exercise Price: $4,520.00 (d)	(25,280,099)	(53)	(19,080)
TOTAL OPTIONS WRITTEN (Premiums received $74,353)			$(23,627)

(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
(d)	The investment is a holding of Toroso Cayman Subsidiary I, a wholly-owned subsidiary of the Acruence Active Hedge U.S. Equity ETF.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

Acruence Active Hedge U.S. Equity ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,639,908	$–	$–	$25,639,908
Real Estate Investment Trusts	1,047,943	–	–	1,047,943
Options Purchased	18,175	–	–	18,175
Money Market Funds	420,258	–	–	420,258
Total Investments	$27,126,284	$–	$–	$27,126,284

Investments Sold Short:
Options Written	$(23,627)	$–	$–	$(23,627)
Total Investments Sold Short	$(23,627)	$–	$–	$(23,627)

Refer to the Consolidated Schedule of Investments for industry classifications.